Property and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Computers and other hardware	$499	$504
Office, furniture, and equipment	162	167
Leasehold improvements	91	94
Vehicles and other fixed assets (excluding computers)	32	35
	784	800
Less: accumulated depreciation	(510)	(452)
Total property and equipment, net	$274	$348

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2024	2023
Computers and other hardware	504	502
Office, furniture, and equipment	167	157
Leasehold improvements	94	75
Vehicles and other fixed assets (excluding computers)	35	35
	800	769
Less: accumulated depreciation	(452)	(353)
Total property and equipment, net	348	416